Summary of significant accounting policies - Summary of Assets and liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Warrant liability	¥ 66,347
Short-term investments
Disclosure Of Significant Accounting Policies [Line Items]
Short-term investments		¥ 62,386
Level 2 | Short-term investments
Disclosure Of Significant Accounting Policies [Line Items]
Short-term investments		¥ 62,386
Level 3 | Warrant [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Warrant liability	¥ 66,347